June 22, 2011
Eric S. Purple
D (202) 778-9220
F (202) 778-9220
eric.purple@klgates.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Convertible and High Income Fund
333-146947
811-21319
Ladies and Gentlemen:
     On behalf of Calamos Convertible and High Income Fund (the “Fund”), we are transmitting for electronic filing the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and Amendment No. 21 to the Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended, and each exhibit being filed therein.
     This filing contains information substantially similar to that contained in the shelf registration statement filed by the Fund on Form N-2 under SEC file number 333-146947, which last received substantive review by the staff in May of 2010. The current filing updates all financial information and makes additional non-material changes, but otherwise is materially similar to the earlier filings, and is intended to replace the Fund’s existing shelf registration statement with a new registration statement to register additional securities pursuant to Rule 415. In light of the similarities with other, earlier filings by the Fund, we request selective review of the current filing, in accordance with the Commission’s release on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 778-9220 or Stevens T. Kelly at (312) 807-4240 with any questions or comments concerning these materials.

Very truly yours,
/s/ Eric S. Purple
Eric S. Purple

Enclosures
Copies to     J. Christopher Jackson